Derivative Financial Instruments - Cash Flow Hedges (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Hedges
Maximum length of time hedging exposure to variability in future cash flows for forecasted transactions	2 years 8 months 12 days		6 years 4 months 24 days
Net gains (losses) reported in AOCI related to active cash flow hedges of forecasted transactions	$ (10.1)		$ 30.4
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	53.8	$ (2.9)	(44.6)	$ (2.0)	$ 57.5
Net gains (losses) expected to be reclassified from accumulated OCI into net income in the next 12 months	25.8		24.5
Interest rate contracts | Fixed maturities, available-for-sale
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	(10.1)	18.5	30.4	(102.1)
Interest rate contracts | Investment contracts
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	(6.7)	(4.6)	(11.0)	15.9	4.1
Foreign exchange contracts | Fixed maturities, available-for-sale
Cash Flow Hedges
Amount of gain (loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ 70.6	$ (16.8)	$ (64.0)	$ 84.2	$ 53.4